Prepayments and other assets - Loans receivable, net (Details) - CNY (¥) ¥ in Thousands			1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 25, 2018	Dec. 25, 2017	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans receivable, net
Loans receivable, gross				¥ 39,179	¥ 70,325
Less: allowance for doubtful loans				(6,633)	(31,694)	¥ (4,997)
Loans receivable, net				32,546	38,631
Current Portion				32,546	38,631
Provision of allowance for doubtful accounts				25,000	25,000
Secured loans
Loans receivable, net
Loans receivable, gross				12,746	12,746
Secured loans | Independent Third Party Trust
Loans receivable, net
Term of arrangement		1 year
Secured receivables acquired from trust
Loans receivable, net
Consideration for loans purchased	¥ 21,424
Secured receivables acquired from trust | Independent Third Party Trust
Loans receivable, net
Loans receivable, gross				12,746
Less: allowance for doubtful loans				(6,023)	(6,023)
Unsecured loans
Loans receivable, net
Loans receivable, gross				¥ 26,433	¥ 57,579
Real estate agent companies
Loans receivable, net
Loans receivable, gross			¥ 45,000
Loan original term			12 months
Interest rate on loan			6.48%
Minimum
Loans receivable, net
Loan original term				30 days	30 days
Interest rate on loan				3.60%	3.60%
Minimum | Secured loans | Independent Third Party Trust
Loans receivable, net
Percentage on loan facilitation fee		0.80%
Maximum
Loans receivable, net
Loan original term				5 years	5 years
Interest rate on loan				24.00%	24.00%
Maximum | Secured loans | Independent Third Party Trust
Loans receivable, net
Percentage on loan facilitation fee		4.00%